Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 18 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2024 up through the date the Company issued these unaudited interim condensed consolidated financial statements.

Issuance Up to $30,000,000 Unsecured Convertible Promissory Notes

On August 1, 2024, the Company entered into Convertible Note Purchase Agreements (“Purchase Agreements”) with certain investors (the “Investors”). On August 2, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is $30,000,000. Please refer to 6-K dated August 2, 2024.

Receipt of Minimum Bid Price Notice from Nasdaq

The Company has received written notification from the staff of the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”) dated September 23, 2024, indicating that for the last 31 consecutive business days, the closing bid price for the Company’s security was below the minimum bid price of US$1.00 per share requirement set forth in Nasdaq Listing Rule 5550(a)(2). The Nasdaq notification letter has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market. Please refer to 6-K dated September 23, 2024.